SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended
	Jul. 30, 2025	Jul. 08, 2025	Apr. 21, 2025	Apr. 17, 2025
Disclosure of non-adjusting events after reporting period [line items]
Amount from redeem SAFE				$ 10,000
Subsequent Events [Member] | Finally Foods Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in equity accounted investment	31.76%
Subsequent Events [Member] | Finally Foods Ltd [Member] | Central Bottling Company (Coca-Cola Israel) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total amount of funding round	$ 1,200
Subsequent Events [Member] | ICL Group [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount from redeem SAFE		$ 10,000
Subsequent Events [Member] | Lavie Bio Ltd [Member] | ICL Group [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration received in asset purchase agreement			$ 15,250
Consideration received in assets purchase agreement			3,464
Amount from redeem SAFE			$ 10,000